Note 9 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal	$ 33,612,808	$ 33,290,995	$ 36,748,903
Unamortized debt discount	(1,513,042)	(1,803,742)	(3,744,941)
Total	$ 32,099,766	$ 31,487,253	$ 33,003,962